Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share to be issued pursuant to the Odysight.ai Inc., 2024 Share Incentive Plan
Amount Registered | shares	777,000
Proposed Maximum Offering Price per Unit	4.49
Maximum Aggregate Offering Price	$ 3,488,730.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 481.79
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of Odysight.ai Inc. (the "Registrant"), par value $0.001 per share ("Common Stock"), that become issuable under the Registrant's 2024 Share Incentive Plan (the "2024 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. Represents shares of Common Stock reserved for issuance pursuant to future awards under the 2024 Plan. This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on May 8, 2026, as reported on the Nasdaq Capital Market, which date is within five business days prior to the filing of this Registration Statement.